FINISHED GOODS USED IN OPERATIONS, NET	12 Months Ended
Dec. 31, 2012
FINISHED GOODS USED IN OPERATIONS, NET [Abstract]
FINISHED GOODS USED IN OPERATIONS, NET
NOTE 5:-	FINISHED GOODS USED IN OPERATIONS, NET

	December 31,
	2012	2011

Finished goods used in operations	$15,966	$15,922
Accumulated depreciation	(12,176)	(12,284)

Net finished goods used in operations	$3,790	$3,638

Depreciation expenses were $ 2,308, $ 2,480yesand $ 2,798 in the years ended December 31, 2012, 2011 and 2010, respectively.